Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000254753 | FR_912810UF3
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000254753 | FR_912810UC0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000254753 | FR_91282CME8
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000254753 | FR_91282CMF5
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000254753 | FR_3132DVMY8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000254753 | FR_3140NULG2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000254753 | FR_01F050635
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000254753 | FR_01F060634
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000254753 | FR_3140NUN88
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000254753 | FR_3140NUPF0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000254753 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	34.90%
C000254753 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	27.00%
C000254753 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	17.70%
C000254753 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	9.90%
C000254753 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	4.00%
C000254753 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	3.30%
C000254753 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	3.20%
C000254754 | FR_912810UC0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000254754 | FR_01F060634
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000254754 | FR_91282CMG3
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000254754 | FR_912810UD8
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000254754 | FR_3140L6TF1
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000254754 | FR_3140XGW96
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000254754 | FR_31418FHY6
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000254754 | FR_3618N5A33
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000254754 | FR_21H052637
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000254754 | FR_21H060630
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000254754 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	31.20%
C000254754 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	18.50%
C000254754 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	16.60%
C000254754 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	10.00%
C000254754 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	8.80%
C000254754 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	6.10%
C000254754 | AssetForeign corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	4.50%
C000254754 | AssetForeign government bonds
Holdings [Line Items]
Percent of Total Investments	2.70%
C000254754 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	1.30%
C000254754 | AssetLoans
Holdings [Line Items]
Percent of Total Investments	0.20%
C000254754 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	0.10%